Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,531,341.64

Principal:
Principal Collections	$39,778,522.03
Prepayments in Full	$39,344,984.75
Liquidation Proceeds	$2,339.88
Recoveries	$0.00
Sub Total	$79,125,846.66
Collections	$84,657,188.30

Purchase Amounts:
Purchase Amounts Related to Principal	$494,682.42
Purchase Amounts Related to Interest	$1,432.98
Sub Total	$496,115.40

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$85,153,303.70

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$85,153,303.70
Servicing Fee	$1,373,480.61	$1,373,480.61	$0.00	$0.00	$83,779,823.09
Interest - Class A-1 Notes	$41,380.50	$41,380.50	$0.00	$0.00	$83,738,442.59
Interest - Class A-2 Notes	$147,693.58	$147,693.58	$0.00	$0.00	$83,590,749.01
Interest - Class A-3 Notes	$243,862.50	$243,862.50	$0.00	$0.00	$83,346,886.51
Interest - Class A-4 Notes	$84,854.47	$84,854.47	$0.00	$0.00	$83,262,032.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$83,262,032.04
Interest - Class B Notes	$47,517.87	$47,517.87	$0.00	$0.00	$83,214,514.17
Second Priority Principal Payment	$45,453,088.06	$45,453,088.06	$0.00	$0.00	$37,761,426.11
Interest - Class C Notes	$35,910.88	$35,910.88	$0.00	$0.00	$37,725,515.23
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$6,155,515.23
Interest - Class D Notes	$43,277.21	$43,277.21	$0.00	$0.00	$6,112,238.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$6,112,238.02
Regular Principal Payment	$317,076,911.94	$6,112,238.02	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$85,153,303.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$45,453,088.06
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$6,112,238.02
Total					$83,135,326.08
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$83,135,326.08	$210.95	$41,380.50	$0.11	$83,176,706.58	$211.06
Class A-2 Notes	$0.00	$0.00	$147,693.58	$0.27	$147,693.58	$0.27
Class A-3 Notes	$0.00	$0.00	$243,862.50	$0.53	$243,862.50	$0.53
Class A-4 Notes	$0.00	$0.00	$84,854.47	$0.83	$84,854.47	$0.83
Class B Notes	$0.00	$0.00	$47,517.87	$1.00	$47,517.87	$1.00
Class C Notes	$0.00	$0.00	$35,910.88	$1.14	$35,910.88	$1.14
Class D Notes	$0.00	$0.00	$43,277.21	$1.37	$43,277.21	$1.37
Total	$83,135,326.08	$51.63	$644,497.01	$0.40	$83,779,823.09	$52.03

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$394,100,000.00	1.0000000	$310,964,673.92	0.7890502
Class A-2 Notes	$538,700,000.00	1.0000000	$538,700,000.00	1.0000000
Class A-3 Notes	$464,500,000.00	1.0000000	$464,500,000.00	1.0000000
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,610,240,000.00	1.0000000	$1,527,104,673.92	0.9483708

Pool Information
Weighted Average APR	4.017%	3.992%
Weighted Average Remaining Term	52.20	51.35
Number of Receivables Outstanding	81,628	79,187
Pool Balance	$1,648,176,732.81	$1,568,535,771.45
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,673,208.89	$1,501,646,911.94
Pool Factor	1.0000000	0.9516794

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$23,528,036.57
Yield Supplement Overcollateralization Amount	$66,888,859.51
Targeted Overcollateralization Amount	$82,176,012.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,431,097.53

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	June 2014
Payment Date	7/15/2014
Transaction Month	1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		167	$20,432.28
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$20,432.28
Cumulative Net Losses Last Collection Period			$0.00
Cumulative Net Losses for all Collection Periods			$20,432.28

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.01%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.50%	404	$7,867,744.73
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	1	$35,125.85
Total Delinquent Receivables	0.50%	405	$7,902,870.58

Repossession Inventory:
Repossessed in the Current Collection Period		5	$181,778.81
Total Repossessed Inventory		5	$181,778.81

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0152%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			N/A
Current Collection Period			0.0013%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer